Offerings - Offering: 1	Nov. 02, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 24,718,618.36
Amount of Registration Fee	$ 3,413.64
Offering Note	Calculated as the aggregate maximum purchase price for shares of beneficial interest. The fee of $3,413.64 was paid in connection with the filing of the Schedule TO-I by Apollo S3 Private Markets Fund (File No. 005-94654) on August 14, 2026. Calculated at $138.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Fee Rate Advisory No. 1 for fiscal year 2026.